Note 17 - Leases	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

17. LEASES

The lease agreement covering the Company’s primary office space in St. Louis extends through February 2035, with an option to renew for an additional five years. Spire Alabama’s lease agreement for office space in Birmingham extends through January 2037, with an option to renew for two additional five-year terms. The lease agreement covering Spire Marketing and Spire Storage office space in Houston extends through December 2028, with options to terminate three years earlier or to renew for an additional five years. The renewal options in the St. Louis and Houston leases are reasonably certain to be exercised and are included in the lease term used to determine the right-of-use assets and lease liabilities. The Company and its subsidiaries have other relatively minor rental arrangements for real estate and equipment with remaining terms of up to eight years.

Operating lease cost, cash flow and noncash information are shown in the following table.

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Operating lease cost, including amounts capitalized	$7.4	$7.2	$8.7	$0.5	$0.4	$0.5	$2.1	$2.1	$3.5
Cash flow and noncash information about operating leases:
Operating cash flows representing cash paid for amounts included in the measurement of lease liabilities	7.3	7.2	8.5	0.5	0.4	0.5	2.1	2.1	3.3
Right-of-use assets obtained in exchange for lease liabilities	24.6	—	71.1	1.1	—	2.1	23.5	—	10.0

The following table shows year-end balance sheet and weighted-average information about operating leases.

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Right-of-use assets	$73.7	$60.4	$1.7	$1.4	$20.2	$4.8
Lease liabilities, current	6.5	6.5	0.4	0.3	1.9	1.9
Lease liabilities, noncurrent	73.7	53.7	1.5	1.0	24.6	2.7
Weighted-average remaining lease term (in years)	15.0	15.3	5.1	4.5	14.3	2.3
Weighted-average discount rate	4.1%	4.2%	2.2%	2.5%	3.7%	2.2%

On the balance sheets, right-of-use assets are included in “Deferred Charges and Other Assets: Other,” current lease liabilities are in “Current Liabilities: Other,” and noncurrent lease liabilities are in “Deferred Credits and Other Liabilities: Other.”

Following is a maturity analysis by fiscal year for operating lease liabilities as of September 30, 2022.

	Spire	Spire Missouri	Spire Alabama
2023	$6.7	$0.4	$1.9
2024	7.3	0.5	2.1
2025	7.4	0.4	2.1
2026	7.3	0.3	2.2
2027	7.3	0.2	2.3
Thereafter	72.8	0.2	24.1
Total undiscounted lease payments	108.8	2.0	34.7
Less present value discount	(28.6)	(0.1)	(8.2)
Total current and noncurrent lease liabilities	$80.2	$1.9	$26.5

There are no significant finance leases, short-term leases, subleases, variable lease payments, residual value guarantees, restrictions or covenants pertaining to leases.

The Company elected, for all asset classes, not to recognize right-of-use assets and lease liabilities for short-term leases. Instead, the lease payments for short-term leases are recognized in profit or loss on a straight-line basis over the lease term and variable lease payments are recognized in the period in which the obligation for those payments is incurred. The Company elected, for all asset classes, not to separate nonlease components from lease components and instead to account for each separate lease component and the nonlease components associated with that lease component as a single lease component.

The discount rate used for all the leases is the applicable incremental borrowing rate, which is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. For a subsidiary lessee, the rate applicable to the subsidiary is used unless the lease terms are influenced by parent credit.